TEMPLETON INSTITUTIONAL FUNDS, INC.



[GRAPHIC OMITTED]

TIFI
                                               FOREIGN EQUITY SERIES
                                                   ANNUAL REPORT



[TEMPLETON LOGO OMITTED]
                                                 DECEMBER 31, 2001

-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

     O ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT  INSURANCE  CORPORATION,
       THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

     O ARE NOT DEPOSITS OR  OBLIGATIONS  OF, OR  GUARANTEED  OR ENDORSED BY, ANY
       BANK;

     O ARE  SUBJECT  TO  INVESTMENT  RISKS,  INCLUDING  THE  POSSIBLE  LOSS  OF
       PRINCIPAL.
-------------------------------------------------------------------------------

                        December 31, 2001


[PHOTO OMITTED]

GARY P. MOTYL IS CHIEF INVESTMENT OFFICER OF TEMPLETON INSTITUTIONAL GLOBAL EQUITIES GROUP AND PRESIDENT OF TEMPLETON INVESTMENT COUNSEL, LLC. MR. MOTYL MANAGES SEVERAL INSTITUTIONAL MUTUAL FUNDS AND SEPARATE ACCOUNT PORTFOLIOS AND HAS RESEARCH RESPONSIBILITY FOR THE GLOBAL AUTOMOBILE INDUSTRY.

PRIOR TO JOINING TEMPLETON IN 1981, MR. MOTYL WORKED FROM 1974 TO 1979 AS A SECURITY ANALYST WITH STANDARD & POOR'S CORPORATION. HE THEN WORKED AS A RESEARCH ANALYST AND PORTFOLIO MANAGER FROM 1979 TO 1981 WITH LANDMARK FIRST NATIONAL BANK. IN THIS CAPACITY, HE HAD RESPONSIBILITY FOR EQUITY RESEARCH AND MANAGED SEVERAL PENSION AND PROFIT SHARING PLANS.

MR. MOTYL EARNED A BACHELOR OF SCIENCE DEGREE IN FINANCE FROM LEHIGH UNIVERSITY IN PENNSYLVANIA AND A MASTER OF BUSINESS ADMINISTRATION DEGREE FROM PACE UNIVERSITY IN NEW YORK. HE IS ALSO A CHARTERED FINANCIAL ANALYST (CFA) CHARTERHOLDER.




DEAR Shareholder:

     This annual report for the Templeton Institutional Funds, Inc. (TIFI) Foreign Equity Series (the "Fund") covers the period ended December 31, 2001. The year under review was dominated by concerns regarding the U.S. economy, and by extension, the global economy. Despite monetary stimulus driven by eleven interest rate cuts by the U.S. Federal Reserve Board during 2001, economic data remained mixed, with no clear sign that the country's economic malaise had turned around by period-end. The impact of the September 11 events exacerbated what had begun earlier in the year--declines in employment; consumer confidence; and the projections for corporate earnings and gross domestic product (GDP) in the United States and most of Asia, Europe, and Latin America.


                                           TOTAL RETURNS AS OF 12/31/01

                                                                                 CUMULATIVE
                           ONE-YEAR    THREE-YEAR    FIVE-YEAR    TEN-YEAR          SINCE
                            AVERAGE      AVERAGE      AVERAGE      AVERAGE      INCEPTION(1,3)
                           ANNUAL(1,2)  ANNUAL(1,2)  ANNUAL(1,2)  ANNUAL(1,2)    (10/18/90)
TIFI Foreign
Equity Series -
Primary Shares             -12.11%       1.76%        5.28%       8.94%            177.84%

MSCI AC World
Free ex U.S. Index(4)      -19.50%      -3.63%        0.89%       4.61%             81.60%

MSCI EAFE Index(5)         -21.20%      -4.79%        1.17%       4.76%             69.20%


1 Past fee waivers by the Fund's manager and administrator increased the Fund's total returns. Without these waivers, the Fund's total returns would have been lower.
2 Average annual total return represents the average annual change in value of an investment over the indicated periods.
3 Cumulative total return represents the change in value of an investment over the indicated periods.
4 Source: Morgan Stanley Capital International. The MSCI AC World Free ex U.S.
  Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia, and Eastern Europe. It includes reinvested dividends.
5 Source: Morgan Stanley Capital International. The MSCI Europe, Australasia, and Far East (EAFE) Index is a capitalization-weighted (outstanding shares times price) equity index that measures the total returns (gross dividends are reinvested) of equity securities in the developed markets of Europe, Australasia and the Far East.

Indices are unmanaged, do not contain cash, and do not include management or other operating expenses. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to thos e associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.



The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 8.

                                                                 CONTINUED ...

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES

letter continued


GEOGRAPHIC DISTRIBUTION ON 12/31/01
(EQUITY ASSETS AS A PERCENTAGE OF TOTAL NET ASSETS)

                             [GRAPHIC OMITTED]

    EDGAR representation of plot points used in printed graphic as follows:

                       Mid-East Africa              0.4%
                       Latin America                4.5%
                       Australia/New Zealand        5.2%
                       North America                8.1%
                       Asia                        20.1%
                       Europe                      57.6%



FUND ASSET ALLOCATION ON 12/31/01

                             [GRAPHIC OMITTED]

    EDGAR representation of plot points used in printed graphic as follows:

                      Equity*                     95.9%
                      Short-Term Investments &
                      Other Net Assets             4.1%



*EQUITY INCLUDES CONVERTIBLE AND PREFERRED SECURITIES



     After suffering heavy losses during the first nine months of 2001, most global stock market indices rebounded in the fourth quarter and the majority posted double-digit gains for the quarter. Japan's Nikkei Index was a notable exception; due to a weak yen the Nikkei return was -3.46 percent (in U.S. dollars). In our view, stocks rallied during the fourth quarter partially because they had fallen to a level widely perceived as a "bottom," but also because there was increased confidence among investors that 2002 would be a year of economic recovery. We believe this explains why much of the liquidity that came into the stock market near year-end gravitated toward companies that stood to benefit most from the early part of a cyclical recovery. This included industrial and materials producers, as well as the technology, media, and telecommunications companies that had led most equity markets lower since March 2000.

     In a volatile global investment climate, the TIFI Foreign Equity Series - Primary Shares posted a total return of -12.11 percent for the 12-month period ended December 31, 2001. This compared favorably with the Fund's benchmarks, the Morgan Stanley Capital International (MSCI) All Country World Free ex U.S. Index1 and the MSCI EAFE Index2, which during the same period posted a total return of -19.50 and -21.20 percent, respectively. We attribute much of this strong relative performance to our stock selection across many industry groups as well as to our underweight positions to Japanese stocks and technology-related stocks--these underweight positions were not top-down decisions; they resulted from the application of our bottom-up investment approach.

     Although the portfolio remained underweight to technology stocks, during the year we sought to benefit from the volatile markets and either initiated or increased positions in a select group of technology-related companies. These companies included, among others, Alcatel, a French



1. Source: Morgan Stanley Capital International. The MSCI AC World Free ex U.S. Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia, and Eastern Europe. It includes reinvested dividends.
2. Source: Morgan Stanley Capital International. The MSCI Europe, Australasia, and Far East (EAFE) Index is a capitalization-weighted (outstanding shares times price) equity index that measures the total returns (gross dividends are reinvested) of equity securities in the developed markets of Europe, Australasia and the Far East.

manufacturer of telecom equipment; Check Point Software, an Israeli-based provider of protection devices for computer networks; and NEC Corp., a Japanese maker of high-end computers, peripherals, transistors, and semiconductors.

     We believe the expectations that led to the year-end rally in technology were overly optimistic and, in our view, valuations for many technology and telecom stocks ran ahead of improvements in the fundamentals of these companies. For this reason, we expect to see continued volatility in the technology sector over the near term. We believe many technology and telecommunications companies still face problems with scarce demand, high inventories, and low utilization rates, and these problems should continue to put pressure on earnings. Thus, we will remain very selective in choosing technology stocks.

     During 2001, the main contributors to performance within the portfolio came from an eclectic group of companies, which included Telmex, Mexico's main telecom company; Marks & Spencer, the largest clothing retailer in the United Kingdom; and LG Electronics, a maker of home appliances and multimedia devices in South Korea; among others. Similarly, the main detractors from performance also came from an eclectic group, which included Aventis, a French pharmaceutical concern; Zurich Financial Services, a Swiss insurance company; and NTT, a holding company for local phone companies in Japan.

     Going forward, we believe that a synchronized global recovery is likely to begin sometime during 2002 and that the TIFI Foreign Equity Series is well-positioned in sectors that could benefit from such a recovery, especially a rebound in industrial and materials demand. However, investors should be reasonable in their expectations. We caution that the near-term economic direction in the United States and abroad is still unclear and that the threats from terrorism remain high and could cause further disruption in the global equity markets.

     Geographically, in 2002 we expect to see improved investment returns in the United States, Europe, and most emerging markets. We also expect to see Japan lag other



                      INDUSTRY DIVERSIFICATION ON 12/31/01
              (EQUITY ASSETS AS A PERCENTAGE OF TOTAL NET ASSETS)

                    Finance                          20.0%

                    Capital Equipment                19.0%

                    Consumer Goods                   16.2%

                    Energy                           13.7%

                    Services                         13.6%

                    Materials                        12.5%

                    Multi-Industry                    0.9%



                    10 LARGEST EQUITY POSITIONS ON 12/31/01
                        (PERCENTAGE OF TOTAL NET ASSETS)

              Unilever NV                                    2.7%

              Aventis SA                                     2.3%

              Amersham PLC                                   2.0%

              E.On AG                                        2.0%

              DBS Group Holdings Ltd.                        1.7%

              Koninklijke Philips Electronics NV             1.7%

              Hutchison Whampoa Ltd.                         1.7%

              Alcan Inc.                                     1.6%

              Eni SpA                                        1.5%

              Telefonica SA                                  1.5%

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES letter continued

countries during the anticipated economic recovery. We base this expectation on the slow pace of much-needed political and economic reforms in that country.

     In Asia, we see particularly strong investment prospects in South Korea. In our view, this country holds many financially stable companies with low production costs, cutting-edge technology, strong manufacturing expertise, and management teams committed to restructuring. Samsung Electronics, a leading producer of semiconductors has, in our opinion, exemplified many of these virtues. And perhaps foreign investors are beginning to see that there are other companies like Samsung. During 2001, the Korea Composite Stock Price Index gained 37.5 percent; nonetheless, South Korean stocks remained about fifty percent cheaper than their U.S. counterparts (Sources: Bloomberg and Morgan Stanley Capital International).

     After two difficult years, we believe during 2002 investors could see the beginnings of a gradual recovery in the global economy and improvements in equity markets. Throughout a difficult period, the Templeton organization has remained true to its value philosophy and we believe that investors who were patient have begun to see the rewards of our disciplined investment approach.

     This discussion reflects our views, opinions, and portfolio holdings as of December 31, 2001, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you better understand our investment and management philosophy.

     Of course, it should be remembered that investing in foreign securities involves special risks related to market and currency volatility, and economic, social, political, and other factors in the countries where the Fund invests. Emerging market securities involve heightened risks related to the same factors, in addition to those associated with these markets' relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in



TEMPLETON FOREIGN EQUITY SERIES - PRIMARY SHARES
TOTAL RETURN INDEX COMPARISON
$5,000,000 INVESTMENT: 10/18/90 - 12/31/01


                             [GRAPHIC OMITTED]

    EDGAR representation of plot points used in printed graphic as follows:


                                MSCI All
           TIFI - Foreign     Country World
            Equity Series       Free ex US       MSCI EAFE Index     CPI Index
           --------------     --------------     ---------------     ----------
INCEPT       $5,000,000         $5,000,000          $5,000,000       $5,000,000
Oct-90       $4,970,000         $5,277,872          $4,934,899       $5,010,497
Nov-90       $4,875,000         $4,984,504          $4,645,204       $5,021,531
Dec-90       $4,860,000         $5,075,508          $4,722,265       $5,021,531
Jan-91       $5,005,000         $5,234,135          $4,876,331       $5,051,810
Feb-91       $5,614,715         $5,796,297          $5,400,502       $5,059,211
Mar-91       $5,452,705         $5,477,302          $5,077,601       $5,066,613
Apr-91       $5,503,335         $5,536,810          $5,128,939       $5,074,014
May-91       $5,579,275         $5,615,435          $5,183,969       $5,088,817
Jun-91       $5,295,755         $5,224,874          $4,804,402       $5,104,293
Jul-91       $5,604,590         $5,475,926          $5,041,756       $5,111,694
Aug-91       $5,614,715         $5,381,896          $4,940,601       $5,126,497
Sep-91       $5,756,480         $5,655,734          $5,220,530       $5,149,374
Oct-91       $5,736,225         $5,754,624          $5,295,844       $5,156,776
Nov-91       $5,685,595         $5,498,299          $5,050,016       $5,171,579
Dec-91       $5,899,360         $5,783,736          $5,312,370       $5,175,616
Jan-92       $6,060,455         $5,703,139          $5,200,543       $5,183,017
Feb-92       $6,154,890         $5,528,007          $5,015,878       $5,201,857
Mar-92       $6,108,305         $5,193,699          $4,686,141       $5,228,099
Apr-92       $6,304,445         $5,210,754          $4,709,499       $5,235,500
May-92       $6,657,495         $5,527,136          $5,026,180       $5,242,901
Jun-92       $6,584,640         $5,260,405          $4,789,505       $5,261,741
Jul-92       $6,360,485         $5,148,495          $4,668,309       $5,273,180
Aug-92       $6,181,155         $5,423,066          $4,962,685       $5,287,983
Sep-92       $6,024,245         $5,311,798          $4,866,378       $5,302,786
Oct-92       $5,811,295         $5,078,534          $4,612,698       $5,321,626
Nov-92       $5,822,505         $5,106,638          $4,657,428       $5,329,027
Dec-92       $5,820,815         $5,149,274          $4,682,816       $5,325,663
Jan-93       $5,843,980         $5,148,678          $4,683,723       $5,351,904
Feb-93       $5,971,405         $5,306,251          $4,826,679       $5,370,610
Mar-93       $6,119,130         $5,743,162          $5,248,598       $5,389,584
Apr-93       $6,316,145         $6,250,447          $5,748,191       $5,404,387
May-93       $6,484,190         $6,389,589          $5,871,201       $5,411,923
Jun-93       $6,362,505         $6,313,118          $5,780,833       $5,419,392
Jul-93       $6,466,805         $6,522,955          $5,984,539       $5,419,190
Aug-93       $6,924,585         $6,873,034          $6,308,836       $5,434,396
Sep-93       $6,872,430         $6,731,737          $6,168,297       $5,445,431
Oct-93       $7,278,055         $6,975,225          $6,359,914       $5,468,376
Nov-93       $7,110,010         $6,444,008          $5,805,314       $5,472,009
Dec-93       $7,801,445         $6,946,617          $6,225,722       $5,471,740
Jan-94       $8,357,855         $7,517,903          $6,753,423       $5,487,014
Feb-94       $8,129,435         $7,461,054          $6,736,195       $5,506,056
Mar-94       $7,768,920         $7,119,319          $6,447,259       $5,524,896
Apr-94       $7,881,600         $7,360,835          $6,722,292       $5,532,297
May-94       $7,911,255         $7,363,310          $6,685,117       $5,535,661
Jun-94       $7,656,245         $7,415,529          $6,781,228       $5,554,501
Jul-94       $7,988,350         $7,536,104          $6,848,021       $5,569,304
Aug-94       $8,261,150         $7,789,677          $7,011,530       $5,592,249
Sep-94       $8,065,445         $7,596,849          $6,792,108       $5,607,052
Oct-94       $8,237,430         $7,801,047          $7,019,992       $5,611,089
Nov-94       $7,881,600         $7,424,744          $6,684,210       $5,618,490
Dec-94       $7,819,750         $7,407,368          $6,727,430       $5,618,490
Jan-95       $7,594,765         $7,071,410          $6,470,833       $5,640,627
Feb-95       $7,713,335         $7,032,716          $6,453,908       $5,663,168
Mar-95       $7,749,830         $7,430,062          $6,858,152       $5,681,941
Apr-95       $8,090,485         $7,719,900          $7,117,916       $5,700,713
May-95       $8,297,305         $7,685,791          $7,034,893       $5,711,950
Jun-95       $8,345,970         $7,579,474          $6,913,391       $5,723,187
Jul-95       $8,759,620         $8,009,875          $7,345,801       $5,723,052
Aug-95       $8,534,545         $7,731,957          $7,067,141       $5,738,528
Sep-95       $8,692,705         $7,864,085          $7,207,075       $5,749,294
Oct-95       $8,504,130         $7,653,973          $7,015,156       $5,768,201
Nov-95       $8,637,960         $7,833,735          $7,212,213       $5,764,164
Dec-95       $8,834,275         $8,143,470          $7,504,776       $5,760,396
Jan-96       $9,117,425         $8,255,334          $7,537,417       $5,794,173
Feb-96       $9,262,065         $8,255,655          $7,564,618       $5,812,946
Mar-96       $9,331,560         $8,409,331          $7,727,193       $5,842,955
Apr-96       $9,672,730         $8,664,463          $7,953,750       $5,865,429
May-96       $9,786,450         $8,534,352          $7,809,427       $5,876,665
Jun-96       $9,754,860         $8,577,631          $7,855,149       $5,880,433
Jul-96       $9,502,145         $8,292,469          $7,627,483       $5,891,603
Aug-96       $9,780,130         $8,341,112          $7,646,221       $5,902,839
Sep-96       $9,862,350         $8,548,244          $7,851,031       $5,921,612
Oct-96       $9,957,240         $8,462,613          $7,772,857       $5,940,385
Nov-96      $10,469,655         $8,789,081          $8,084,159       $5,951,622
Dec-96      $10,740,950         $8,687,303          $7,982,003       $5,951,622
Jan-97      $10,938,155         $8,527,714          $7,704,552       $5,970,327
Feb-97      $11,089,240         $8,684,094          $7,832,397       $5,988,225
Mar-97      $11,201,115         $8,665,893          $7,862,621       $6,003,162
Apr-97      $11,148,470         $8,738,972          $7,906,445       $6,010,362
May-97      $11,609,150         $9,278,761          $8,422,661       $6,006,729
Jun-97      $12,122,480         $9,790,723          $8,889,310       $6,013,928
Jul-97      $12,563,415         $9,988,960          $9,034,685       $6,021,128
Aug-97      $11,852,650         $9,203,166          $8,361,911       $6,032,566
Sep-97      $12,806,920         $9,700,732          $8,832,188       $6,047,638
Oct-97      $11,859,230         $8,874,822          $8,155,277       $6,062,778
Nov-97      $11,780,260         $8,763,921          $8,073,882       $6,059,144
Dec-97      $11,968,600         $8,864,782          $8,146,418       $6,051,877
Jan-98      $12,113,380         $9,129,955          $8,520,886       $6,062,778
Feb-98      $12,885,550         $9,739,155          $9,069,441       $6,074,889
Mar-98      $13,832,910        $10,075,664          $9,350,791       $6,087,068
Apr-98      $14,012,830        $10,147,826          $9,426,984       $6,098,035
May-98      $13,860,590         $9,963,800          $9,383,432       $6,109,003
Jun-98      $13,729,110         $9,926,344          $9,456,270       $6,116,337
Jul-98      $13,971,310        $10,020,745          $9,554,527       $6,123,671
Aug-98      $11,722,335         $8,607,545          $8,372,792       $6,131,005
Sep-98      $11,549,340         $8,425,720          $8,118,342       $6,138,339
Oct-98      $12,442,005         $9,308,295          $8,967,019       $6,153,075
Nov-98      $13,113,240         $9,808,520          $9,428,495       $6,153,075
Dec-98      $13,184,695        $10,146,450          $9,802,661       $6,149,374
Jan-99      $13,043,645        $10,135,585          $9,776,064       $6,164,379
Feb-99      $12,746,690         $9,908,647          $9,545,157       $6,170,569
Mar-99      $13,435,420        $10,387,049          $9,945,958       $6,189,275
Apr-99      $14,537,050        $10,906,612         $10,351,288       $6,234,289
May-99      $14,001,120        $10,394,325          $9,820,492       $6,234,289
Jun-99      $14,663,585        $10,871,948         $10,205,539       $6,234,289
Jul-99      $14,745,465        $11,126,938         $10,511,392       $6,250,572
Aug-99      $14,671,030        $11,165,540         $10,551,891       $6,269,345
Sep-99      $14,373,290        $11,241,049         $10,660,695       $6,296,864
Oct-99      $14,604,040        $11,659,622         $11,062,364       $6,309,380
Nov-99      $15,333,495        $12,125,829         $11,448,921       $6,311,936
Dec-99      $16,788,955        $13,282,292         $12,478,632       $6,311,936
Jan-00      $15,751,830        $12,561,548         $11,687,988       $6,329,498
Feb-00      $16,188,515        $12,900,854         $12,004,729       $6,365,765
Mar-00      $16,514,790        $13,386,362         $12,472,587       $6,417,104
Apr-00      $15,808,360        $12,639,271         $11,818,276       $6,422,083
May-00      $15,753,415        $12,315,956         $11,532,037       $6,427,062
Jun-00      $16,561,885        $12,840,245         $11,985,707       $6,462,118
Jul-00      $16,334,260        $12,333,313         $11,485,492       $6,475,912
Aug-00      $16,577,585        $12,485,902         $11,587,598       $6,475,912
Sep-00      $15,800,510        $11,793,308         $11,025,794       $6,509,689
Oct-00      $15,149,025        $11,418,472         $10,767,384       $6,520,859
Nov-00      $15,046,985        $10,906,190         $10,365,976       $6,524,627
Dec-00      $15,805,910        $11,278,642         $10,736,767       $6,519,580
1-Jan       $16,057,685        $11,447,823         $10,731,829       $6,562,105
1-Feb       $15,526,160        $10,541,495          $9,928,068       $6,589,625
1-Mar       $14,351,635         $9,796,362          $9,270,725       $6,605,908
1-Apr       $15,163,635        $10,462,640          $9,920,945       $6,629,660
1-May       $15,069,215        $10,173,719          $9,578,671       $6,658,458
1-Jun       $14,729,310         $9,783,525          $9,190,518       $6,672,251
1-Jul       $14,370,520         $9,565,848          $9,024,029       $6,651,056
1-Aug       $14,210,005         $9,328,275          $8,797,306       $6,653,613
1-Sep       $12,463,260         $8,338,645          $7,908,238       $6,681,133
1-Oct       $12,869,260         $8,572,276          $8,110,458       $6,658,592
1-Nov       $13,634,055         $8,964,350          $8,409,957       $6,647,356
1-Dec       $13,891,585         $9,079,827          $8,460,091       $6,621,114

Periods ended December 31, 2001

                                                                   SINCE
                  ONE-      THREE-      FIVE-        TEN-        INCEPTION
                  YEAR       YEAR       YEAR         YEAR       (10/18/90)
Average
Annual
Total
Return(1,2)     -12.11%     1.76%       5.28%         8.94%         9.55%

Cumulative
Total
Return (1,3)    -12.11%     5.36%      29.33%       135.48%       177.84%



1 PAST FEE WAIVERS BY THE FUND'S MANAGER AND ADMINISTRATOR INCREASED THE FUND'S
  TOTAL RETURNS. WITHOUT THESE WAIVERS, THE PRIMARY SHARES TOTAL RETURNS WOULD HAVE BEEN LOWER
2 AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF
  AN INVESTMENT OVER THE INDICATED PERIODS.
3 CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER
  THE INDICATED PERIODS.
4 SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL. THE MSCI AC WORLD FREE EX U.S.
  INDEX MEASURES THE PERFORMANCE OF SECURITIES LOCATED IN 48 COUNTRIES, INCLUDING EMERGING MARKETS IN LATIN AMERICA, ASIA, AND EASTERN EUROPE. IT INCLUDES REINVESTED DIVIDENDS.
5 SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL. THE MSCI EUROPE, AUSTRALASIA,
  AND FAR EAST (EAFE) INDEX IS A CAPITALIZATION-WEIGHTED (OUTSTANDING SHARES TIMES PRICE) EQUITY INDEX THAT MEASURES THE TOTAL RETURNS (GROSS DIVIDENDS ARE REINVESTED) OF EQUITY SECURITIES IN THE DEVELOPED MARKETS OF EUROPE, AUSTRALASIA AND THE FAR EAST.
6 SOURCE: U.S. BUREAU OF LABOR STATISTICS (JANUARY 2000).

INDICES ARE UNMANAGED, DO NOT CONTAIN CASH, AND DO NOT INCLUDE MANAGEMENT OR OTHER OPERATING EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX, NOR IS AN INDEX REPRESENTATIVE OF THE FUND'S PORTFOLIO.

ALL CALCULATIONS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCY VOLATILITY, AND THE ECONOMIC, SOCIAL, AND POLITICAL CLIMATES OF THE COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES.

some cases, the consequences of severe market corrections. While short-term volatility can be disconcerting, declines in excess of 50 percent are not unusual in emerging markets. For example, the Mexican Bolsa Index has increased
35.76 percent in U.S. dollar terms since June 1992, but has suffered numerous declines of more than 15 percent during that time.3 These special risks and other considerations are discussed in the Fund's prospectus. The Fund's definition of "emerging markets" as used by the Fund's manager may differ from the definition of the same term used in managing other Franklin Templeton funds. Beginning July 31, 2002, the Fund will invest, under normal market conditions, at least 80 percent of its net assets in foreign equity securities.

     From everyone at the Templeton organization, we would like to thank you for your support over the past year.

                      Best regards,

                      /s/ Gary P. Motyl, CFA
                      ----------------------
                      Gary P. Motyl, CFA
                      PRESIDENT
                      TEMPLETON INVESTMENT COUNSEL, LLC
                      CHIEF INVESTMENT OFFICER, INSTITUTIONAL GLOBAL EQUITIES



TEMPLETON FOREIGN EQUITY SERIES - SERVICE SHARES*
TOTAL RETURN INDEX COMPARISON
$5,000,000 INVESTMENT: 10/18/90 - 12/31/01


                             [GRAPHIC OMITTED]

    EDGAR representation of plot points used in printed graphic as follows:



                              MSCI All
         TIFI - Foreign    Country World
          Equity Series      Free ex US      MSCI EAFE Index      CPI Index
         ______________    _____________     _______________      _________
INCEPT     $5,000,000        $5,000,000         $5,000,000        $5,000,000
Oct-90     $4,970,000        $5,277,872         $4,934,899        $5,010,497
Nov-90     $4,875,000        $4,984,504         $4,645,204        $5,021,531
Dec-90     $4,860,000        $5,075,508         $4,722,265        $5,021,531
Jan-91     $5,005,000        $5,234,135         $4,876,331        $5,051,810
Feb-91     $5,614,715        $5,796,297         $5,400,502        $5,059,211
Mar-91     $5,452,705        $5,477,302         $5,077,601        $5,066,613
Apr-91     $5,503,335        $5,536,810         $5,128,939        $5,074,014
May-91     $5,579,275        $5,615,435         $5,183,969        $5,088,817
Jun-91     $5,295,755        $5,224,874         $4,804,402        $5,104,293
Jul-91     $5,604,590        $5,475,926         $5,041,756        $5,111,694
Aug-91     $5,614,715        $5,381,896         $4,940,601        $5,126,497
Sep-91     $5,756,480        $5,655,734         $5,220,530        $5,149,374
Oct-91     $5,736,225        $5,754,624         $5,295,844        $5,156,776
Nov-91     $5,685,595        $5,498,299         $5,050,016        $5,171,579
Dec-91     $5,899,360        $5,783,736         $5,312,370        $5,175,616
Jan-92     $6,060,455        $5,703,139         $5,200,543        $5,183,017
Feb-92     $6,154,890        $5,528,007         $5,015,878        $5,201,857
Mar-92     $6,108,305        $5,193,699         $4,686,141        $5,228,099
Apr-92     $6,304,445        $5,210,754         $4,709,499        $5,235,500
May-92     $6,657,495        $5,527,136         $5,026,180        $5,242,901
Jun-92     $6,584,640        $5,260,405         $4,789,505        $5,261,741
Jul-92     $6,360,485        $5,148,495         $4,668,309        $5,273,180
Aug-92     $6,181,155        $5,423,066         $4,962,685        $5,287,983
Sep-92     $6,024,245        $5,311,798         $4,866,378        $5,302,786
Oct-92     $5,811,295        $5,078,534         $4,612,698        $5,321,626
Nov-92     $5,822,505        $5,106,638         $4,657,428        $5,329,027
Dec-92     $5,820,815        $5,149,274         $4,682,816        $5,325,663
Jan-93     $5,843,980        $5,148,678         $4,683,723        $5,351,904
Feb-93     $5,971,405        $5,306,251         $4,826,679        $5,370,610
Mar-93     $6,119,130        $5,743,162         $5,248,598        $5,389,584
Apr-93     $6,316,145        $6,250,447         $5,748,191        $5,404,387
May-93     $6,484,190        $6,389,589         $5,871,201        $5,411,923
Jun-93     $6,362,505        $6,313,118         $5,780,833        $5,419,392
Jul-93     $6,466,805        $6,522,955         $5,984,539        $5,419,190
Aug-93     $6,924,585        $6,873,034         $6,308,836        $5,434,396
Sep-93     $6,872,430        $6,731,737         $6,168,297        $5,445,431
Oct-93     $7,278,055        $6,975,225         $6,359,914        $5,468,376
Nov-93     $7,110,010        $6,444,008         $5,805,314        $5,472,009
Dec-93     $7,801,445        $6,946,617         $6,225,722        $5,471,740
Jan-94     $8,357,855        $7,517,903         $6,753,423        $5,487,014
Feb-94     $8,129,435        $7,461,054         $6,736,195        $5,506,056
Mar-94     $7,768,920        $7,119,319         $6,447,259        $5,524,896
Apr-94     $7,881,600        $7,360,835         $6,722,292        $5,532,297
May-94     $7,911,255        $7,363,310         $6,685,117        $5,535,661
Jun-94     $7,656,245        $7,415,529         $6,781,228        $5,554,501
Jul-94     $7,988,350        $7,536,104         $6,848,021        $5,569,304
Aug-94     $8,261,150        $7,789,677         $7,011,530        $5,592,249
Sep-94     $8,065,445        $7,596,849         $6,792,108        $5,607,052
Oct-94     $8,237,430        $7,801,047         $7,019,992        $5,611,089
Nov-94     $7,881,600        $7,424,744         $6,684,210        $5,618,490
Dec-94     $7,819,750        $7,407,368         $6,727,430        $5,618,490
Jan-95     $7,594,765        $7,071,410         $6,470,833        $5,640,627
Feb-95     $7,713,335        $7,032,716         $6,453,908        $5,663,168
Mar-95     $7,749,830        $7,430,062         $6,858,152        $5,681,941
Apr-95     $8,090,485        $7,719,900         $7,117,916        $5,700,713
May-95     $8,297,305        $7,685,791         $7,034,893        $5,711,950
Jun-95     $8,345,970        $7,579,474         $6,913,391        $5,723,187
Jul-95     $8,759,620        $8,009,875         $7,345,801        $5,723,052
Aug-95     $8,534,545        $7,731,957         $7,067,141        $5,738,528
Sep-95     $8,692,705        $7,864,085         $7,207,075        $5,749,294
Oct-95     $8,504,130        $7,653,973         $7,015,156        $5,768,201
Nov-95     $8,637,960        $7,833,735         $7,212,213        $5,764,164
Dec-95     $8,834,275        $8,143,470         $7,504,776        $5,760,396
Jan-96     $9,117,425        $8,255,334         $7,537,417        $5,794,173
Feb-96     $9,262,065        $8,255,655         $7,564,618        $5,812,946
Mar-96     $9,331,560        $8,409,331         $7,727,193        $5,842,955
Apr-96     $9,672,730        $8,664,463         $7,953,750        $5,865,429
May-96     $9,786,450        $8,534,352         $7,809,427        $5,876,665
Jun-96     $9,754,860        $8,577,631         $7,855,149        $5,880,433
Jul-96     $9,502,145        $8,292,469         $7,627,483        $5,891,603
Aug-96     $9,780,130        $8,341,112         $7,646,221        $5,902,839
Sep-96     $9,862,350        $8,548,244         $7,851,031        $5,921,612
Oct-96     $9,957,240        $8,462,613         $7,772,857        $5,940,385
Nov-96    $10,469,655        $8,789,081         $8,084,159        $5,951,622
Dec-96    $10,740,950        $8,687,303         $7,982,003        $5,951,622
Jan-97    $10,938,155        $8,527,714         $7,704,552        $5,970,327
Feb-97    $11,089,240        $8,684,094         $7,832,397        $5,988,225
Mar-97    $11,201,115        $8,665,893         $7,862,621        $6,003,162
Apr-97    $11,148,470        $8,738,972         $7,906,445        $6,010,362
May-97    $11,609,150        $9,278,761         $8,422,661        $6,006,729
Jun-97    $12,122,480        $9,790,723         $8,889,310        $6,013,928
Jul-97    $12,563,415        $9,988,960         $9,034,685        $6,021,128
Aug-97    $11,852,650        $9,203,166         $8,361,911        $6,032,566
Sep-97    $12,806,920        $9,700,732         $8,832,188        $6,047,638
Oct-97    $11,859,230        $8,874,822         $8,155,277        $6,062,778
Nov-97    $11,780,260        $8,763,921         $8,073,882        $6,059,144
Dec-97    $11,968,600        $8,864,782         $8,146,418        $6,051,877
Jan-98    $12,113,380        $9,129,955         $8,520,886        $6,062,778
Feb-98    $12,885,550        $9,739,155         $9,069,441        $6,074,889
Mar-98    $13,832,910       $10,075,664         $9,350,791        $6,087,068
Apr-98    $14,012,830       $10,147,826         $9,426,984        $6,098,035
May-98    $13,860,590        $9,963,800         $9,383,432        $6,109,003
Jun-98    $13,729,110        $9,926,344         $9,456,270        $6,116,337
Jul-98    $13,971,310       $10,020,745         $9,554,527        $6,123,671
Aug-98    $11,722,335        $8,607,545         $8,372,792        $6,131,005
Sep-98    $11,549,340        $8,425,720         $8,118,342        $6,138,339
Oct-98    $12,442,005        $9,308,295         $8,967,019        $6,153,075
Nov-98    $13,113,240        $9,808,520         $9,428,495        $6,153,075
Dec-98    $13,184,695       $10,146,450         $9,802,661        $6,149,374
Jan-99    $13,043,645       $10,135,585         $9,776,064        $6,164,379
Feb-99    $12,746,690        $9,908,647         $9,545,157        $6,170,569
Mar-99    $13,435,420       $10,387,049         $9,945,958        $6,189,275
Apr-99    $14,537,050       $10,906,612        $10,351,288        $6,234,289
May-99    $14,001,120       $10,394,325         $9,820,492        $6,234,289
Jun-99    $14,663,585       $10,871,948        $10,205,539        $6,234,289
Jul-99    $14,745,465       $11,126,938        $10,511,392        $6,250,572
Aug-99    $14,671,030       $11,165,540        $10,551,891        $6,269,345
Sep-99    $14,373,290       $11,241,049        $10,660,695        $6,296,864
Oct-99    $14,604,040       $11,659,622        $11,062,364        $6,309,380
Nov-99    $15,333,495       $12,125,829        $11,448,921        $6,311,936
Dec-99    $16,788,955       $13,282,292        $12,478,632        $6,311,936
Jan-00    $15,751,830       $12,561,548        $11,687,988        $6,329,498
Feb-00    $16,188,515       $12,900,854        $12,004,729        $6,365,765
Mar-00    $16,514,790       $13,386,362        $12,472,587        $6,417,104
Apr-00    $15,808,360       $12,639,271        $11,818,276        $6,422,083
May-00    $15,753,415       $12,315,956        $11,532,037        $6,427,062
Jun-00    $16,561,885       $12,840,245        $11,985,707        $6,462,118
Jul-00    $16,334,260       $12,333,313        $11,485,492        $6,475,912
Aug-00    $16,577,585       $12,485,902        $11,587,598        $6,475,912
Sep-00    $15,800,510       $11,793,308        $11,025,794        $6,509,689
Oct-00    $15,149,025       $11,418,472        $10,767,384        $6,520,859
Nov-00    $15,046,985       $10,906,190        $10,365,976        $6,524,627
Dec-00    $15,805,910       $11,278,642        $10,736,767        $6,519,580
1-Jan     $16,057,685       $11,447,823        $10,731,829        $6,562,105
1-Feb     $15,526,160       $10,541,495         $9,928,068        $6,589,625
1-Mar     $14,351,635        $9,796,362         $9,270,725        $6,605,908
1-Apr     $15,163,635       $10,462,640         $9,920,945        $6,629,660
1-May     $15,069,215       $10,173,719         $9,578,671        $6,658,458
1-Jun     $14,729,310        $9,783,525         $9,190,518        $6,672,251
1-Jul     $14,370,520        $9,565,848         $9,024,029        $6,651,056
1-Aug     $14,210,005        $9,328,275         $8,797,306        $6,653,613
1-Sep     $12,463,260        $8,338,645         $7,908,238        $6,681,133
1-Oct     $12,869,260        $8,572,276         $8,110,458        $6,658,592
1-Nov     $13,634,055        $8,964,350         $8,409,957        $6,647,356
1-Dec     $13,891,585        $9,079,827         $8,460,091        $6,621,114

Periods ended December 31, 2001

                                                                                 SINCE
                    ONE-          THREE-         FIVE-         TEN-            INCEPTION
                    YEAR           YEAR          YEAR          YEAR           (10/18/90)
Average
Annual
Total
Return(1,2)       -12.11%          1.76%         5.28%         8.94%              9.55%

Cumulative
Total
Return(1,3)       -12.11%          5.36%        29.33%       135.48%            177.84%

* ON MAY 3, 1999, THE FUND BEGAN SELLING SERVICE SHARES TO CERTAIN ELIGIBLE INVESTORS AS DESCRIBED IN THE PROSPECTUS. THIS SHARE CLASS HAS A RULE 12B-1 PLAN. PERFORMANCE QUOTATIONS HAVE BEEN CALCULATED AS FOLLOWS: (A) FOR PERIODS PRIOR TO MAY 3, 1999, FIGURES REFLECT PRIMARY SHARES PERFORMANCE INCLUDING THE EFFECT OF PRIMARY SHARES EXPENSES, AND DOES NOT TAKE INTO ACCOUNT THE RULE 12B-1 FEE APPLICABLE TO THE SERVICE SHARES; AND (B) FOR PERIODS BEGINNING MAY 3, 1999, ACTUAL SERVICE SHARES PERFORMANCE IS USED REFLECTING ALL CHARGES AND FEES APPLICABLE TO THAT CLASS. AS OF DECEMBER 31, 2001, SERVICE SHARES DID NOT IMPOSE THE RULE 12B-1 FEE.

1 PAST FEE WAIVERS BY THE FUND'S MANAGER AND ADMINISTRATOR INCREASED TOTAL
  RETURNS. WITHOUT THESE WAIVERS, TOTAL RETURNS WOULD HAVE BEEN LOWER.
2 AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF
  AN INVESTMENT OVER THE INDICATED PERIODS.
3 CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER
  THE INDICATED PERIODS.
4 SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL. THE MSCI AC WORLD FREE EX U.S.
  INDEX MEASURES THE PERFORMANCE OF SECURITIES LOCATED IN 48 COUNTRIES, INCLUDING EMERGING MARKETS IN LATIN AMERICA, ASIA, AND EASTERN EUROPE. IT INCLUDES REINVESTED DIVIDENDS.
5 SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL. THE MSCI EUROPE, AUSTRALASIA,
  AND FAR EAST (EAFE) INDEX IS A CAPITALIZATION-WEIGHTED (OUTSTANDING SHARES TIMES PRICE) EQUITY INDEX THAT MEASURES THE TOTAL RETURNS (GROSS DIVIDENDS ARE REINVESTED) OF EQUITY SECURITIES IN THE DEVELOPED MARKETS OF EUROPE, AUSTRALASIA AND THE FAR EAST.
6 SOURCE: U.S. BUREAU OF LABOR STATISTICS (JANUARY 2000).


INDICES ARE UNMANAGED, DO NOT CONTAIN CASH, AND DO NOT INCLUDE MANAGEMENT OR OTHER OPERATING EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX, NOR IS AN INDEX REPRESENTATIVE OF THE FUND'S PORTFOLIO.

ALL CALCULATIONS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCY VOLATILITY, AND THE ECONOMIC, SOCIAL, AND POLITICAL CLIMATES OF THE COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES.



3. Source: Mexico Bolsa Index. Based on quarterly percentage price change since June 30, 1992 through December 31, 2001. Market return is measured in U.S. dollars and does not include reinvested dividends.

FOR THE MOST CURRENT PORTFOLIO INFORMATION, CALL 1-800-362-6243.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Highlights

                                                                                PRIMARY SHARES
                                                          --------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                          --------------------------------------------------------
                                                             2001       2000         1999       1998       1997
                                                          --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................     $16.95      $21.53       $17.76      $17.36     $16.34
                                                          --------------------------------------------------------
Income from investment operations:
 Net investment income ...............................        .25         .35          .37         .42        .42
 Net realized and unrealized gains (losses) ..........      (2.28)      (1.66)        4.42        1.29       1.43
                                                          --------------------------------------------------------
Total from investment operations .....................      (2.03)      (1.31)        4.79        1.71       1.85
                                                          --------------------------------------------------------
Less distributions from:
 Net investment income ...............................       (.28)       (.33)        (.38)       (.40)      (.43)
 Net realized gains ..................................       (.17)      (2.94)        (.64)       (.91)      (.40)
                                                          --------------------------------------------------------
Total distributions ..................................       (.45)      (3.27)       (1.02)      (1.31)      (.83)
                                                          --------------------------------------------------------
Net asset value, end of year .........................     $14.47      $16.95       $21.53      $17.76     $17.36
                                                          --------------------------------------------------------
Total return .........................................    (12.11)%    (5.86)%       27.34%      10.16%     11.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................  $3,551,516 $4,344,727   $5,247,862  $4,551,663 $3,706,006
Ratios to average net assets:
 Expenses ............................................        .84%       .83%         .84%        .83%       .84%
 Net investment income ...............................       1.62%      1.71%        1.88%       2.33%      2.49%
Portfolio turnover rate ..............................      15.38%     27.41%       10.56%      15.40%     15.25%




+Based on average weighted shares outstanding effective year ended December 31, 1999.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Highlights (CONTINUED)

                                                                                SERVICE SHARES
                                                                          --------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                          --------------------------
                                                                             2001      2000    1999+
                                                                          --------------------------
PER SHARE OPERATING PERFORMANCE++
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............................          $16.95    $21.53  $19.53
                                                                          --------------------------
Income from investment operations:
 Net investment income ...........................................             .25       .35     .25
 Net realized and unrealized gains (losses) ......................           (2.28)    (1.66)   2.73
                                                                          --------------------------
Total from investment operations .................................           (2.03)    (1.31)   2.98
                                                                          --------------------------
Less distributions from:
 Net investment income ...........................................            (.28)     (.33)   (.37)
 Net realized gains ..............................................            (.17)    (2.94)   (.61)
                                                                          --------------------------
Total distributions ..............................................            (.45)    (3.27)   (.98)
                                                                          --------------------------
Net asset value, end of year .....................................          $14.47    $16.95  $21.53
                                                                          --------------------------
Total return* ....................................................        (12.11)%   (5.86)%  15.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................................             $15       $17    $22
Ratios to average net assets:
 Expenses ........................................................            .84%      .83%  .84%**
 Net investment income ...........................................           1.62%     1.70% 1.91%**
Portfolio turnover rate ..........................................          15.38%    27.41%  10.56%


*Total return is not annualized.
**Annualized.
+For the period May 3, 1999 (effective date) to December 31, 1999. ++Based on average weighted shares outstanding.


                       See notes to financial statements.
                                                                              7

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001

                                                                                           SHARES/
                                                                              COUNTRY     WARRANTS        VALUE
---------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 92.8%
     AEROSPACE & DEFENSE 1.5%
     BAE Systems PLC ...............................................       United Kingdom    5,076,273  $  22,865,762
     Rolls-Royce PLC ...............................................       United Kingdom   12,342,074     29,907,660
                                                                                                        -------------
                                                                                                           52,773,422
                                                                                                        -------------
     AIR FREIGHT & COURIERS .9%
     Deutsche Post  AG .............................................           Germany       2,450,000     33,812,962
                                                                                                        -------------
     AIRLINES .7%
     British Airways PLC ...........................................       United Kingdom    8,317,200     23,604,337
                                                                                                        -------------
     AUTO COMPONENTS 1.4%
     Autoliv Inc. ..................................................           Sweden          750,000     15,232,500
     Autoliv Inc., SDR .............................................           Sweden            9,100        182,179
     Michelin SA , B ...............................................           France        1,000,000     32,989,342
                                                                                                        -------------
                                                                                                           48,404,021
                                                                                                        -------------
     AUTOMOBILES 1.1%
    *Tata Engineering & Locomotive Co., GDR, 144A ..................            India          200,000        400,000
     Volkswagen AG .................................................           Germany         830,000     38,651,399
                                                                                                        -------------
                                                                                                           39,051,399
                                                                                                        -------------
     BANKS 7.7%
     Australia & New Zealand Banking Group Ltd. ....................          Australia      3,384,161     30,851,402
     Banca Nazionale del Lavoro SpA ................................            Italy       11,000,000     22,282,275
     Bayerische Hypo-Und Vereinsbank AG (Frankfurt exch) ...........           Germany         777,000     23,626,379
     Bayerische Hypo-Und Vereinsbank AG (Austrian listed) ..........           Germany           3,400        104,232
     DBS Group Holdings Ltd. .......................................          Singapore      8,256,485     61,705,656
     Foreningssparbanken AB, A .....................................           Sweden        1,569,680     19,453,216
     HSBC Holdings PLC .............................................          Hong Kong      3,565,371     41,721,770
     Kookmin Bank ..................................................         South Korea       378,563     14,352,826
     Kookmin Bank, ADR .............................................         South Korea       213,263      8,295,931
     Nordea AB .....................................................           Sweden           43,193        228,110
     Nordea AB, FDR ................................................           Sweden        9,346,158     49,847,729
                                                                                                        -------------
                                                                                                          272,469,526
                                                                                                        -------------
    *BIOTECHNOLOGY .2%
     CellTech Group PLC ............................................       United Kingdom      591,318      7,521,641
                                                                                                        -------------
     CHEMICALS 3.5%
     Akzo Nobel NV .................................................         Netherlands       663,256     29,616,761
     BASF AG .......................................................           Germany         807,090     30,074,808
     Bayer AG, Br. .................................................           Germany         899,230     28,584,095
     Clariant AG ...................................................         Switzerland     1,115,000     20,987,050
     Imperial Chemical Industries PLC ..............................       United Kingdom    2,887,000     15,924,509
                                                                                                        -------------
                                                                                                          125,187,223
                                                                                                        -------------
     COMMERCIAL SERVICES & SUPPLIES .6%
     Chubb PLC .....................................................       United Kingdom    5,952,000     14,899,491
     Kidde PLC .....................................................       United Kingdom    5,952,000      5,803,871
                                                                                                        -------------
                                                                                                           20,703,362
                                                                                                        -------------
     COMMUNICATIONS EQUIPMENT 1.5%
     Alcatel SA ....................................................           France        1,743,435     29,805,226
     Nortel Networks Corp. .........................................           Canada        3,185,000     23,744,088
                                                                                                        -------------
                                                                                                           53,549,314
                                                                                                        -------------
     COMPUTERS & PERIPHERALS 1.1%
     Fujitsu Ltd. ..................................................            Japan        1,683,000     12,250,740
     NEC Corp. .....................................................            Japan        2,555,000     26,064,665
                                                                                                        -------------
                                                                                                           38,315,405
                                                                                                        -------------
     CONSTRUCTION MATERIALS 1.2%
     Hanson PLC ....................................................       United Kingdom    6,125,975     42,260,401
                                                                                                        -------------

8

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES

STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)

                                                                                         SHARES/
                                                                            COUNTRY     WARRANTS        VALUE
-------------------------------------------------------------------------------------------------------------------
     CONTAINERS & PACKAGING .7%
     Jefferson Smurfit Group PLC ...................................     United Kingdom   12,002,600  $  25,853,366
                                                                                                      -------------
     DIVERSIFIED FINANCIALS 5.0%
     Ayala Corp. ...................................................       Philippines    78,856,000      7,182,620
     Housing Development Finance Corp. Ltd. ........................          India        2,400,000     33,001,244
     ICICI Ltd. ....................................................          India       12,867,916     11,728,430
     ICICI Ltd., ADR ...............................................          India        1,676,500     10,025,470
     ING Groep NV ..................................................       Netherlands     1,791,380     45,682,112
     Nomura Securities Co. Ltd. ....................................          Japan        3,394,000     43,506,181
     Swire Pacific Ltd., A .........................................        Hong Kong      4,993,000     27,212,950
     Swire Pacific Ltd., B .........................................        Hong Kong        154,500        110,954
                                                                                                      -------------
                                                                                                        178,449,961
                                                                                                      -------------
     DIVERSIFIED TELECOMMUNICATION SERVICES 7.9%
     BCE Inc. ......................................................         Canada          994,200     22,428,280
     Cable & Wireless PLC ..........................................     United Kingdom    7,829,263     37,659,313
    *Cia de Telecomunicaciones de Chile SA, ADR ....................          Chile        3,415,550     45,973,303
     Korea Telecom Corp., ADR ......................................       South Korea       825,000     16,772,250
     Nippon Telegraph & Telephone Corp. ............................          Japan            8,122     26,461,880
     Philippine Long Distance Telephone Co., ADR ...................       Philippines     1,319,905     10,876,017
     Telecom Corp. of New Zealand Ltd. .............................       New Zealand     6,311,000     13,139,486
    *Telefonica SA .................................................          Spain        3,875,543     51,865,310
    *Telefonica SA, ADR ............................................          Spain              645         25,852
     Telefonos de Mexico SA de CV (Telmex), L, ADR .................         Mexico        1,163,212     40,735,684
     Videsh Sanchar Nigam Ltd. .....................................          India        3,000,000     12,831,813
     Videsh Sanchar Nigam Ltd., ADR ................................          India           91,352        876,979
                                                                                                      -------------
                                                                                                        279,646,167
                                                                                                      -------------
     ELECTRIC UTILITIES 5.9%
     E.On AG .......................................................         Germany       1,340,800     69,720,788
     Endesa SA .....................................................          Spain        1,567,200     24,517,807
     Evn AG ........................................................         Austria         266,013     10,840,997
     Hong Kong Electric Holdings Ltd. ..............................        Hong Kong      8,563,300     31,846,689
     Iberdrola SA , Br. ............................................          Spain        3,027,029     39,404,824
     Innogy Holdings PLC ...........................................     United Kingdom    4,069,416     11,371,385
    *International Power PLC .......................................     United Kingdom    4,069,416     11,993,258
     Korea Electric Power Corp. ....................................       South Korea       639,410     10,563,530
                                                                                                      -------------
                                                                                                        210,259,278
                                                                                                      -------------
     ELECTRICAL EQUIPMENT 1.2%
     ABB Ltd. ......................................................       Switzerland     1,677,992     16,170,982
     ABB Ltd. (SEK Traded) .........................................       Switzerland       118,412      1,140,129
     Alstom SA .....................................................         France        2,073,760     23,062,499
     Alstom SA, 144A ...............................................         France          289,680      3,221,561
                                                                                                      -------------
                                                                                                         43,595,171
                                                                                                      -------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS .9%
     Hitachi Ltd. ..................................................          Japan        4,242,000     31,072,181
                                                                                                      -------------
     FOOD PRODUCTS 2.9%
     Northern Foods PLC ............................................     United Kingdom    2,771,811      6,494,856
     Unilever NV ...................................................       Netherlands     1,630,000     95,571,593
                                                                                                      -------------
                                                                                                        102,066,449
                                                                                                      -------------
     GAS UTILITIES 1.2%
     TransCanada PipeLines Ltd. ....................................         Canada        3,309,800     41,405,598
                                                                                                      -------------
     HEALTH CARE EQUIPMENT & SUPPLIES 2.0%
     Amersham PLC ..................................................     United Kingdom    7,558,120     71,567,584
                                                                                                      -------------
     HEALTH CARE PROVIDERS & SERVICES 2.0%
     Gehe AG .......................................................         Germany       1,010,188     39,127,032
     Mayne Nickless Ltd., A ........................................        Australia      9,050,000     31,872,885
                                                                                                      -------------
                                                                                                         70,999,917
                                                                                                      -------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)


                                                                                         SHARES/
                                                                            COUNTRY     WARRANTS        VALUE
-------------------------------------------------------------------------------------------------------------------
     HOUSEHOLD DURABLES 4.9%
     Electrolux AB, B ..............................................         Sweden        2,122,000  $  31,658,960
     Koninklijke Philips Electronics NV                                    Netherlands     2,072,481     61,597,393
     LG Electronics Inc. ...........................................       South Korea     1,840,000     34,740,769
     Sony Corp. ....................................................          Japan        1,037,000     47,395,315
                                                                                                      -------------
                                                                                                        175,392,437
                                                                                                      -------------
     INDUSTRIAL CONGLOMERATES 2.5%
     Hutchison Whampoa Ltd. ........................................        Hong Kong      6,116,550     59,025,294
     Norsk Hydro ASA ...............................................         Norway          711,300     29,758,769
                                                                                                      -------------
                                                                                                         88,784,063
                                                                                                      -------------
     INSURANCE 5.8%
     Ace Ltd. ......................................................         Bermuda       1,018,200     40,880,730
     AXA SA ........................................................         France        2,173,196     45,414,802
     Muenchener Rueckversicherungs-Gesellschaft ....................         Germany         112,998     30,687,113
    *Muenchener Rueckversicherungs-Gesellschaft, wts., 6/03/02 .....         Germany              19          1,193
     Swiss Reinsurance Co. .........................................       Switzerland       180,180     18,123,813
     XL Capital Ltd., A ............................................         Bermuda         500,400     45,716,544
     Yasuda Fire & Marine Insurance Co. Ltd. .......................          Japan        4,344,000     24,858,843
                                                                                                      -------------
                                                                                                        205,683,038
                                                                                                      -------------
    *INTERNET SOFTWARE & SERVICES .4%
     Check Point Software Technologies Ltd. ........................         Israel          314,000     12,525,460
                                                                                                      -------------
     MACHINERY 3.2%
     CNH Global NV .................................................       Netherlands     3,181,200     19,373,508
     IHC Caland NV .................................................       Netherlands       450,605     21,063,995
     Invensys PLC ..................................................     United Kingdom    5,602,719      9,723,828
     Komatsu Ltd. ..................................................          Japan        7,840,000     28,055,547
     VA Technologie AG, Br. ........................................         Austria         118,510      2,605,323
     VA Technologie AG, Br., 144A ..................................         Austria          28,000        615,552
     Volvo AB, B ...................................................         Sweden        1,895,125     31,797,096
                                                                                                      -------------
                                                                                                        113,234,849
                                                                                                      -------------
     MEDIA 1.0%
     United Business Media PLC .....................................     United Kingdom      698,317      4,878,361
     Wolters Kluwer NV .............................................       Netherlands     1,370,000     31,228,129
                                                                                                      -------------
                                                                                                         36,106,490
                                                                                                      -------------
     METALS & MINING 4.9%
     Alcan Inc. ....................................................         Canada        1,540,000     55,136,100
     BHP Billiton PLC ..............................................        Australia      3,777,000     19,184,587
     Iluka Resources Ltd. ..........................................        Australia      4,870,699     11,095,214
     Pechiney SA, A ................................................         France          568,000     29,282,782
     Pohang Iron & Steel Co. Ltd. ..................................       South Korea       205,600     19,096,460
     WMC Ltd. ......................................................        Australia      8,198,378     40,175,414
                                                                                                      -------------
                                                                                                        173,970,557
                                                                                                      -------------
     MULTILINE RETAIL .8%
     Marks & Spencer PLC ...........................................     United Kingdom    4,315,500     22,673,490
     Matsuzakaya Co. Ltd. ..........................................          Japan        1,091,000      2,530,627
     Takashimaya Co. Ltd. ..........................................          Japan          846,000      4,989,761
                                                                                                      -------------
                                                                                                         30,193,878
                                                                                                      -------------
     OIL & GAS 6.6%
     Eni SpA .......................................................          Italy        4,362,310     54,689,584
     Husky Energy Inc. .............................................         Canada        3,576,200     36,898,991
     MOL Magyar Olay-Es Gazipari RT, GDR, 144A .....................         Hungary       1,339,742     24,115,356
     Repsol YPF SA .................................................          Spain        2,616,000     38,153,737

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)



                                                                                           SHARES/
                                                                            COUNTRY       WARRANTS        VALUE
-------------------------------------------------------------------------------------------------------------------
     OIL & GAS (CONT.)
     Shell Transport & Trading Co. PLC .............................     United Kingdom       34,750 $      238,713
     Shell Transport & Trading Co. PLC, ADR ........................     United Kingdom      970,000     40,206,500
     Total Fina Elf SA, B ..........................................         France          289,587     41,358,889
                                                                                                     --------------
                                                                                                        235,661,770
                                                                                                     --------------
     PAPER & FOREST PRODUCTS 3.3%
     Carter Holt Harvey Ltd. .......................................       New Zealand     3,149,000      2,229,111
     M-real OYJ, B .................................................         Finland       2,118,000     13,087,927
     Stora Enso OYJ, R (EUR/FIM Traded) ............................         Finland          89,300      1,143,394
     Stora Enso OYJ, R (SEK Traded) ................................         Finland       2,814,636     35,687,063
     Svenska Cellulosa AB, B .......................................         Sweden          613,533     16,786,369
     UPM-Kymmene Corp. .............................................         Finland       1,505,000     49,916,970
                                                                                                     --------------
                                                                                                        118,850,834
                                                                                                     --------------
     PHARMACEUTICALS 5.2%
     Astrazeneca PLC ...............................................     United Kingdom      778,543     35,699,704
     Aventis SA ....................................................         France        1,167,712     82,918,584
    *Elan Corp. PLC, ADR ...........................................     Irish Republic      554,800     24,999,288
     Merck KGAA ....................................................         Germany       1,039,277     38,032,824
     Ono Pharmaceutical Co. Ltd. ...................................          Japan          107,000      3,216,694
                                                                                                     --------------
                                                                                                        184,867,094
                                                                                                     --------------
     REAL ESTATE
     Cheung Kong Holdings Ltd. .....................................        Hong Kong         50,000        519,374
                                                                                                     --------------
     ROAD & RAIL 1.3%
     Canadian National Railway Co. .................................         Canada          480,000     23,064,056
     Stagecoach Holdings PLC .......................................     United Kingdom   21,050,000     22,670,645
                                                                                                     --------------
                                                                                                         45,734,701
                                                                                                     --------------
     SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.1%
     Samsung Electronics Co. Ltd. ..................................       South Korea       190,000     40,357,823
                                                                                                     --------------
     TRADING COMPANIES & DISTRIBUTORS .4%
     Internatio-Muller NV ..........................................       Netherlands       680,526     12,736,875
                                                                                                     --------------

*    WIRELESS TELECOMMUNICATION SERVICES .3%
     China Mobile (Hong Kong) Ltd. .................................          China        2,836,000      9,983,290
                                                                                                     --------------
     TOTAL COMMON STOCKS (COST $3,171,496,838) .....................                                  3,297,171,218
                                                                                                     --------------
     PREFERRED STOCKS 3.1%
     Banco Bradesco SA, ADR, pfd. ..................................         Brazil          510,744     13,126,121
     Banco Itau SA, pfd. ...........................................         Brazil      540,250,000     41,150,659
     Embratel Participacoes SA, ADR, pfd. ..........................         Brazil        4,231,200     17,601,792
     News Corp. Ltd., pfd. .........................................        Australia      5,534,958     36,975,087
     Volkswagen AG, pfd. ...........................................         Germany           1,900         58,619
                                                                                                     --------------
     TOTAL PREFERRED STOCKS (COST $106,672,842) ....................                                    108,912,278
                                                                                                     --------------

                                                                                           PRINCIPAL
                                                                                            AMOUNT
                                                                                          -----------

     SHORT TERM INVESTMENTS (COST $102,525,560) 2.9%
     U.S. Treasury Bills,  1.645% to  2.175%,
       with maturities to 3/21/02 ..................................     United States  $102,643,000    102,551,000
                                                                                                     --------------

     TOTAL INVESTMENTS (COST $3,380,695,240) 98.8% .................                                  3,508,634,496
     OTHER ASSETS, LESS LIABILITIES 1.2% ...........................                                     42,896,005
                                                                                                     --------------
     TOTAL NET ASSETS 100.0% .......................................                                 $3,551,530,501
                                                                                                     ==============



     CURRENCY ABBREVIATIONS:
     EUR-- European Unit
     FIM-- Finnish Markka
     SEK-- Swedish Krona

     *Non-income producing.

                       See notes to financial statements.
                                                                              11

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

Assets:
 Investments in securities, at value (cost $3,380,695,240) ...............................              $3,508,634,496
 Cash ....................................................................................                       9,242
 Receivables:
  Investment securities sold .............................................................                      72,161
  Capital shares sold ....................................................................                  45,951,443
  Dividends and interest .................................................................                   8,945,705
                                                                                                        --------------
      Total assets .......................................................................               3,563,613,047
                                                                                                        --------------
Liabilities:
 Payables:
  Capital shares redeemed ................................................................                   8,551,509
  To affiliates ..........................................................................                   2,375,679
 Deferred tax liability (Note 1f) ........................................................                     489,116
 Accrued expenses ........................................................................                     666,242
                                                                                                        --------------
      Total liabilities ..................................................................                  12,082,546
                                                                                                        --------------
Net assets, at value .....................................................................              $3,551,530,501
                                                                                                        --------------
 Net assets consist of:
  Undistributed net investment income ....................................................              $  (10,969,928)
  Net unrealized appreciation ............................................................                 127,359,274
  Accumulated net realized loss ..........................................................                (118,240,834)
  Capital shares .........................................................................               3,553,381,989
                                                                                                        --------------
Net assets, at value .....................................................................              $3,551,530,501
                                                                                                        --------------
PRIMARY SHARES:
 Net asset value per share ($3,551,515,688 / 245,532,312 shares outstanding) .............                      $14.47
                                                                                                        --------------
SERVICE SHARES:
 Net asset value per share ($14,813 / 1,024 shares outstanding) ..........................                      $14.47
                                                                                                        --------------


                       See notes to financial statements.
12

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (CONTINUED)


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001


Investment Income:
 (net of foreign taxes of $9,937,578)

 Dividends ....................................................................................     $ 84,633,321
 Interest .....................................................................................       10,065,623
                                                                                                    ------------
       Total investment income ................................................................                    $ 94,698,944
Expenses:
 Management fees (Note 3) .....................................................................       26,927,117
 Administrative fees (Note 3) .................................................................        3,265,617
 Transfer agent fees (Note 3) .................................................................          243,400
 Custodian fees ...............................................................................        1,388,000
 Reports to shareholders ......................................................................          105,400
 Registration and filing fees .................................................................          137,250
 Professional fees ............................................................................          138,020
 Directors' fees and expenses .................................................................          138,800
 Other ........................................................................................           18,170
                                                                                                    ------------
       Total expenses .........................................................................                      32,361,774
                                                                                                                  -------------
           Net investment income ..............................................................                      62,337,170
                                                                                                                  -------------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments .................................................................................     (118,165,617)
  Foreign currency transactions ...............................................................       (1,418,319)
                                                                                                    ------------
      Net realized loss .......................................................................                    (119,583,936)
 Net unrealized appreciation (depreciation) on:
  Investments .................................................................................     (462,055,945)
  Deferred taxes (Note 1f) ....................................................................        1,489,853
  Translation of assets and liabilities denominated in foreign currencies .....................          (90,865)
                                                                                                    ------------
      Net unrealized depreciation .............................................................                    (460,656,957)
                                                                                                                  -------------
Net realized and unrealized loss ..............................................................                    (580,240,893)
                                                                                                                  -------------
Net decrease in net assets resulting from operations ..........................................                   $(517,903,723)
                                                                                                                  -------------



                       See notes to financial statements.
                                                                              13

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                                       2001             2000
                                                                                                 -------------------------------
Increase (decrease) in net assets:
 Operations:
    Net investment income ...................................................................    $   62,337,170  $   82,494,056
    Net realized gain (loss) from investments and foreign currency transactions .............      (119,583,936)    647,612,621
    Net unrealized depreciation on investments, deferred taxes, and translation of assets and
       liabilities denominated in foreign currencies ........................................      (460,656,957) (1,024,333,367)
                                                                                                 -------------------------------v
      Net decrease in net assets resulting from operations ..................................      (517,903,723)   (294,226,690)
Distributions to shareholders from:
 Net investment income:
  Primary Shares ............................................................................       (69,912,042)    (71,270,728)
  Service Shares ............................................................................              (291)           (333)
 Net realized gains:
  Primary Shares ............................................................................       (42,147,264)   (647,733,307)
  Service Shares ............................................................................              (170)         (3,014)
                                                                                                 -------------------------------
 Total distributions to shareholders ........................................................      (112,059,767)   (719,007,382)

 Capital share transactions (Note 2):
  Primary Shares ............................................................................      (163,250,356)    110,094,198
                                                                                                 -------------------------------
      Net decrease in net assets ............................................................      (793,213,846)   (903,139,874)
Net assets:
 Beginning of year ..........................................................................     4,344,744,347   5,247,884,221
                                                                                                 -------------------------------
 End of year ................................................................................    $3,551,530,501  $4,344,744,347
                                                                                                 -------------------------------
Undistributed net investment income included in net assets:
 End of year ................................................................................    $  (10,969,928) $   (1,856,371)
                                                                                                 -------------------------------


                       See notes to financial statements.
14

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Foreign Equity Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal conditions, the Fund invests primarily in the equity securities of companies located outside the United States, including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

e. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of the net assets of each class.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

f. DEFERRED TAXES

Deferred taxes are recorded for estimated tax liabilities inherent in certain of the Fund's foreign portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

g. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers two classes of shares: Primary and Service shares. Each class of shares differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2001, there were 1.14 billion shares authorized ($0.01 par value), of which 455 million and 100 million were designated as Primary shares and Service shares, respectively. Transactions in the Fund's shares were as follows:

                                                                           YEAR ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------
                                                                    2001                            2000
                                                       -----------------------------------------------------------------
                                                          SHARES            AMOUNT          SHARES          AMOUNT
                                                       -----------------------------------------------------------------
PRIMARY SHARES:
Shares sold .....................................       44,135,976      $ 667,181,353     151,173,477   $ 3,099,642,745
Shares issued on reinvestment of distributions ..        6,942,066        107,518,424      39,773,542       668,817,667
Shares redeemed .................................      (61,881,563)      (937,950,133)   (178,339,101)   (3,658,366,214)
                                                       -----------------------------------------------------------------
Net increase (decrease) .........................      (10,803,521)     $(163,250,356)     12,607,918   $   110,094,198
                                                       -----------------------------------------------------------------


For Service shares, there was no shareholder activity for the years ended December 31, 2001 and December 31, 2000.

Templeton Global Investors, Inc., a subsidiary of Franklin Resources, Inc., is the record owner of 100% of the Fund's Service shares as of December 31, 2001.


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Company are also officers or directors of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TIC of 0.70% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

       ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
       ---------------------------------------------------------------
         0.150%   First $200 million
         0.135%   Over $200 million, up to and including $700 million
         0.100%   Over $700 million, up to and including $1.2 billion
         0.075%   Over $1.2 billion


The Fund reimburses Distributors up to .35% per year of the average daily net assets of Service shares, for costs incurred in marketing the Fund's Service shares. During the year ended December 31, 2001, no distribution fees were charged for Service shares of the Fund.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (CONTINUED)


4. INCOME TAXES

At December 31, 2001, the cost of investments, net unrealized appreciation and undistributed ordinary income for income tax purposes were as follows:

                 Cost of investments .......................     $3,397,731,501
                                                                 --------------
                 Unrealized appreciation ...................        724,852,799
                 Unrealized depreciation ...................       (613,949,804)
                                                                 --------------
                 Net unrealized appreciation ...............     $  110,902,995
                                                                 --------------
                 Distributable earnings - ordinary income ..     $    6,035,436
                                                                 --------------


Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment companies, wash sales, and losses realized subsequent to October 31, on the sale of securities and foreign currencies.

At December 31, 2001, the Fund had deferred capital and foreign currency losses occurring subsequent to October 31, 2001 of $19,095,738 and $45,046, respectively. For tax purposes, such losses will be reflected in the year ending December 31, 2002.

At December 31, 2001, the Fund had tax basis capital losses of $99,069,404 which may be carried over to offset future capital gains. Such losses expire in 2009.

The tax character of distributions paid during the year ended December 31, 2001, was the same for financial statement and tax purposes.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2001 aggregated $555,245,222 and $630,247,967, respectively.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of Templeton Institutional Funds, Inc. - Foreign Equity Series

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Foreign Equity Series of Templeton Institutional Funds, Inc. (the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended December 31, 1998 were audited by other independent accountants whose report dated January 28, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
San Francisco, California
January 31, 2002

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Tax Designation

At December 31, 2001, more than 50% of the Templeton Institutional Funds, Inc. Foreign Equity Series' total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under
Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to shareholders of record on December 6, 2001.

                                    PRIMARY                                          SERVICE
                     --------------------------------------------------------------------------------------
                      FOREIGN TAX               FOREIGN               FOREIGN TAX               FOREIGN
                          PAID                SOURCE INCOME               PAID                SOURCE INCOME
COUNTRY                PER SHARE               PER SHARE               PER SHARE               PER SHARE
-----------------------------------------------------------------------------------------------------------
Argentina              $0.0000                 $0.0034                  $0.0000                 $0.0034
Australia               0.0004                  0.0118                   0.0004                  0.0118
Austria                 0.0002                  0.0010                   0.0002                  0.0010
Bermuda                 0.0000                  0.0042                   0.0000                  0.0042
Brazil                  0.0012                  0.0063                   0.0012                  0.0063
Canada                  0.0028                  0.0130                   0.0028                  0.0130
Finland                 0.0026                  0.0121                   0.0026                  0.0121
France                  0.0028                  0.0138                   0.0028                  0.0138
Germany                 0.0026                  0.0198                   0.0026                  0.0198
Hong Kong               0.0000                  0.0154                   0.0000                  0.0154
Hungary                 0.0001                  0.0007                   0.0001                  0.0007
India                   0.0000                  0.0183                   0.0000                  0.0183
Italy                   0.0012                  0.0056                   0.0012                  0.0056
Japan                   0.0015                  0.0071                   0.0015                  0.0071
Korea(South)            0.0017                  0.0071                   0.0017                  0.0071
Malaysia                0.0000                  0.0001                   0.0000                  0.0001
Mexico                  0.0004                  0.0040                   0.0004                  0.0040
Netherlands             0.0046                  0.0210                   0.0046                  0.0210
New Zealand             0.0004                  0.0019                   0.0004                  0.0019
Norway                  0.0005                  0.0021                   0.0005                  0.0021
Philippines             0.0001                  0.0003                   0.0001                  0.0003
Portugal                0.0002                  0.0008                   0.0002                  0.0008
Singapore               0.0025                  0.0066                   0.0025                  0.0066
Spain                   0.0024                  0.0110                   0.0024                  0.0110
Sweden                  0.0034                  0.0165                   0.0034                  0.0165
Switzerland             0.0017                  0.0078                   0.0017                  0.0078
United Kingdom          0.0071                  0.0539                   0.0071                  0.0539
                     --------------------------------------------------------------------------------------
TOTAL                  $0.0404                 $0.2656                  $0.0404                 $0.2656
                     --------------------------------------------------------------------------------------


In January 2002, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2001. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

DIRECTORS AND OFFICERS

The name, age, and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years, and number of portfolios overseen in the Franklin Templeton fund complex are shown below. Each director will serve until that person's successor is elected and qualified.

INDEPENDENT DIRECTORS                                         NUMBER OF
                                                          PORTFOLIOS IN FUND
                                              LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION     TIME SERVED    BY DIRECTOR*      OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (69)            Director     Since 1992          139          Director, RBC Holdings, Inc. (bank holding company)
500 East Broward Blvd.                                                         and Bar-S Foods (meat packing company).
Suite 2100
Fort Lauderdale, FL  33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
-----------------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (57)           Director     Since 1990           20          None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL  33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Caribbean Electric Utility Services Corporation and Atlantic Equipment
& Power Ltd.; Vice Chairman, Caribbean Utilities Co., Ltd.; and Director and
President, Provo Power Company Ltd.; and director of various other business and nonprofit organizations.
-----------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (69)         Director     Since 1992          140          None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL  33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
-----------------------------------------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (78)        Director     Since 1993           31          None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL  33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; Executive-in-Residence, Eckerd College
(1991-present); and FORMERLY, Chairman and Director, Precise Power Corporation
(1990-1997); Director, Checkers Drive-In Restaurant, Inc. (1994-1997); and
Chairman of the Board and Chief Executive Officer, Florida Progress Corporation
(holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
-----------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (49)            Director     Since 1996           85          Director, Amerada Hess Corporation (exploration and
500 East Broward Blvd.                                                         refining of oil and gas); Hercules Incorporated
Suite 2100                                                                     (chemicals, fibers and resins); Beverly Enterprises,
Fort Lauderdale, FL  33394-3091                                                Inc. (health care); H.J. Heinz Company (processed
                                                                               (processed foods and allied products); RIT
                                                                               International Metals, Inc. (manufacture and
                                                                               distribution of titanium); Digex Incorporated
                                                                               (web hosting provider); and Canadian National
                                                                               Railway (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Assistant to the President of the
United States and Secretary of the Cabinet (1990-1993), General Counsel to the
United States Treasury Department (1989-1990), and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States
Treasury Department (1988-1989).
-----------------------------------------------------------------------------------------------------------------------------------
BETTY P. KRAHMER (72)            Director     Since 1995           25          None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL  33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or trustee of various civic associations; and FORMERLY, Economic
Analyst, U.S. government.
-----------------------------------------------------------------------------------------------------------------------------------

20

                                                              NUMBER OF
                                                          PORTFOLIOS IN FUND
                                              LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION     TIME SERVED     BY DIRECTOR*    OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (73)           Director     Since 1993          139          Director, Martek Biosciences Corporation; WorldCom,
500 East Broward Blvd.                                                         Inc. (communications services); MedImmune, Inc.
Suite 2100                                                                     (biotechnology); Overstock.com (Internet services);
Fort Lauderdale, FL  33394-3091                                                and Spacehab, Inc. (aerospace services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and
FORMERLY, Chairman, White River Corporation (financial services) (until 1998)
and Hambrecht & Quist Group (investment banking) (until 1992) and President,
National Association of Securities Dealers, Inc. (until 1987).
-----------------------------------------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (72)            Director     Since 1992           31          None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL  33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations, and manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive
Officer, Landmark Banking Corporation (1969-1978), Financial Vice President,
Florida Power and Light (1965-1969), and Vice President, Federal Reserve Bank of
Atlanta (1958-1965).
-----------------------------------------------------------------------------------------------------------------------------------
CONSTANTINE D.                   Director     Since 1990           21          None
TSERETOPOULOS (47)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL  33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present), and director of various nonprofit organizations; and FORMERLY, Cardiology Fellow, University of Maryland
(1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).
-----------------------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS                             NUMBER OF
                                                          PORTFOLIOS IN FUND
                                              LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION     TIME SERVED    BY DIRECTOR*      OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (71)         Director     Since 1993           66          Director, Amerada Hess Corporation (exploration and
500 East Broward Blvd.                                                         refining of oil and gas); C2, Inc. (operating and
Suite 2100                                                                     investment business); and H.J. Heinz Company
Fort Lauderdale, FL  33394-3091                                                (processed foods and allied products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Templeton Emerging Markets Investment Trust PLC; Darby Overseas
Investments, Ltd.; and Darby Emerging Markets Investments LDC (investment firms)
(1994-present); Director, Templeton Capital Advisors Ltd., and Franklin
Templeton Investment Fund; and FORMERLY; Secretary of the United States
Department of the Treasury (1988-1993); Chairman of the Board, Dillon, Read &
Co., Inc. (investment banking) (until 1988); and U.S. Senator, New Jersey (April
1982-December 1982).
-----------------------------------------------------------------------------------------------------------------------------------
**+CHARLES B. JOHNSON (68)       Director     Since 1993          139          None
One Franklin Parkway             and Vice
San Mateo, CA 94403-1906         President

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member-Office of the Chairman
and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (56)             Vice         Since 1996  Not Applicable       None
One Franklin Parkway             President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources,
Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.;
Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
JEFFERY A. EVERETT (37)          Vice         Since 2001  Not Applicable       None
P.O. Box N-7759                  President
Lyford Cay, Nassau, Bahamas

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 18 of the investment companies in Franklin Templeton Investments; and FORMERLY, Investment
Officer, First Pennsylvania Investment Research (until 1989).
-----------------------------------------------------------------------------------------------------------------------------------

                                                              NUMBER OF
                                                          PORTFOLIOS IN FUND
                                              LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION     TIME SERVED    BY DIRECTOR*      OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (41)          Vice         Since 1990  Not Applicable       None
One Franklin Parkway             President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member-Office of the President, Chief Financial Officer and Chief
Operating Officer, Franklin Resources, Inc.; Senior Vice President and Chief
Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President,
Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice
President, Franklin Investment Advisory Services, Inc. and Franklin Templeton
Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services,
LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and officer and/or director or trustee, as the case may be, of 52 of the investment companies in
Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (54)               Vice         Since 2000  Not Applicable      None
One Franklin Parkway             President
San Mateo, CA 94403-1906         and Assistant
                                 Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive
Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.;
officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.; officer of 53 of the investment companies in Franklin Templeton
Investments; and FORMERLY, President, Chief Executive Officer and Director,
Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust
(until 2000).
-----------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)            Vice         Vice        Not Applicable       None
One Franklin Parkway             President    President
San Mateo, CA 94403-1906         and          since 2000
                                 Secretary    Secretary
                                              since 1996
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior
Vice President, Templeton Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S.
Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until
1986), and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
-----------------------------------------------------------------------------------------------------------------------------------
+CHARLES E. JOHNSON (45)         Vice         Since 1996  Not Applicable       None
One Franklin Parkway             President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member-Office of the President and Director, Franklin Resources,
Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President
and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of
the Board, President and Director, Franklin Investment Advisory Services, Inc.;
and officer and/or director of some of the other subsidiaries of Franklin
Resources, Inc. and officer and/or director or trustee, as the case may be, of
34 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
+RUPERT H. JOHNSON, JR. (61)     Vice         Since 1996  Not Applicable       None
One Franklin Parkway             President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources,
Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.;
Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of
Franklin Resources, Inc. and of 51 of the investment companies in Franklin
Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (61)                 Vice         Since 1994  Not Applicable       None
500 East Broward Blvd.           President
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin
Templeton Distributors, Inc.; Senior Vice President, Franklin Templeton
Services, LLC; officer of 23 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MARK MOBIUS (65)                 Vice         Since 1993  Not Applicable       None
Two Exchange Square              President
39th Floor, Suite 3905-08
Hong Kong

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Portfolio Manager of various Templeton advisory affiliates; Managing Director,
Templeton Asset Management Ltd.; Executive Vice President and Director,
Templeton Global Advisors Limited; officer of eight of the investment companies in Franklin Templeton Investments; officer and/or director as the case may be of some of the subsidiaries of Franklin Resources, Inc.; and FORMERLY, President,
International Investment Trust Company Limited (investment manager of Taiwan
R.O.C. Fund) (1986-1987), and Director, Vickers da Costa, Hong Kong (1983-1986).
-----------------------------------------------------------------------------------------------------------------------------------

                                                              NUMBER OF
                                                          PORTFOLIOS IN FUND
                                              LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION     TIME SERVED     BY DIRECTOR*     OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
DONALD F. REED (57)              President    Since 1993  Not Applicable       None
1 Adelaide Street East
Suite 2101
Toronto, Ontario
Canada M5C 3B8

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and Director, Templeton Worldwide, Inc.; Chief
Executive Officer, Templeton Investment Counsel, LLC; President, Chief Executive
Officer and Director, Franklin Templeton Investments Corp.; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc.; Co-founder, International Society of Financial Analysts; and
FORMERLY, President and Director, Reed Monahan Nicholishen Investment Counsel
(1982-1989); and Chairman, Canadian Council of Financial Analysts.
-----------------------------------------------------------------------------------------------------------------------------------
BRUCE S. ROSENBERG (40)          Treasurer    Since 2000  Not Applicable       None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 19 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (64)           Vice         Since 2000  Not Applicable       None
One Franklin Parkway             President
San Mateo, CA 94403-1906         and Assistant
                                 Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin
Investment Services (Asia) Limited (until 2000) and Director, Templeton Asset
Management Ltd. (until 1999).
-----------------------------------------------------------------------------------------------------------------------------------


*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson is considered an interested person under federal securities laws due to his position as an officer, director and major shareholder of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor. Mr. Brady's status as an interested person results from his business affiliations with Franklin Resources, Inc. and Templeton Global Advisors Limited. Mr. Brady and Franklin Resources, Inc. are both limited partners of Darby Overseas Partners, L.P. (Darby Overseas). Mr. Brady is Chairman and shareholder of Darby Overseas Investments, Ltd., which is the corporate general partner of Darby Overseas. In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. (DEMF). Mr. Brady serves as Chairman of the corporate general partner of DEMF, and Darby Overseas and its general partner own 100 percent of the stock of the general partner of DEMF. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Franklin Resources, Inc.

+Charles B. Johnson and Rupert H. Johnson, Jr., are brothers and the father and uncle, respectively, of Charles E. Johnson.





The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request. Shareholders may call 1-800-321-8563 to request the SAI.

This report must be preceded or accompanied by the current prospectus of the Templeton Institutional Funds, Inc. Foreign Equity Series, which contains more complete information, including risk factors, charges, and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and its investors are not protected from such losses by the manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.

                                                         PRINCIPAL UNDERWRITER:

                                                             FRANKLIN TEMPLETON
                                                             DISTRIBUTORS, INC.

                                                           100 Fountain Parkway
                                                                 P.O. Box 33030
                                             St. Petersburg, Florida 33733-8030

                                         INSTITUTIONAL SERVICES: 1-800-321-8563
                                               FUND INFORMATION: 1-800-362-6243

ZT454 A 02/02